Victory Mid-Cap Core Growth Fund Investment Strategy - Victory Mid-Cap Core Growth Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Adviser pursues the Fund’s objective by investing, under normal circumstances, at least 80% of the Fund’s assets in equity securities of mid-capitalization companies.Mid-capitalization companies are those companies with market capitalizations at the time of purchase within the range of companies included in the S&P MidCap 400® Index ($942.3 million to $29.0 billion as of September 30, 2025) or within the range of companies included in the Russell Midcap® Index ($1.1 billion to $127.6 billion as of September 30, 2025). The size of companies in an index changes with market conditions and the composition of the index.The Adviser employs a quantitative investment process that identifies equity securities of companies across mid-cap companies. The Adviser uses a disciplined approach that combines value, momentum, quality, and growth factors to construct a diversified portfolio.The Adviser’s quantitative methodology looks at investment fundamentals to evaluate potential investments from a broad universe of securities. The quantitative analysis focuses on, among other things:◼Quality: Financial strength and earnings stability◼Value: Securities trading below intrinsic value based on fundamental metrics◼Momentum: Price trends indicating positive market recognition◼Growth: Companies with increasing earnings growth trendsThe Adviser’s quantitative approach is designed to diversify the Fund’s holdings and optimize risk-adjusted returns The Adviser attempts to manages portfolio risks by limiting exposure to particular industry sectors and stocks of individual issuers. The Fund generally will sell portfolio holdings when quantitative factors signal that a stock’s value is likely to deteriorate materially, when more attractive opportunities are identified, or to manage risks within identified parameters.Although the Fund will be invested primarily in domestic securities, up to 10% of the Fund’s assets may be invested in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).